Unaudited Condensed Interim Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2024	Jun. 30, 2024
Current
Cash	$ 28,396,150	$ 2,526,957
Sales tax receivable (Note 4)	195,457	40,694
Prepaids and deposits (Note 5)	1,371,987	706,634
Total Current Assets	29,963,594	3,274,285
Exploration and evaluation assets (Notes 6, 13)	32,189,196	26,612,758
Right-of-use assets (Note 7)	13,200	29,040
Total Assets	62,165,990	29,916,083
Current Liabilities
Accounts payable and accrued liabilities (Note 8)	9,733,834	689,944
Due to related party (Note 18)	172,689	141,144
Lease liabilities (Note 9)	14,612	31,107
Derivative liability (Note 10)	352,437	305,025
Other liabilities (Note 11)	863,340	773,891
Total Current Liabilities	11,136,912	1,941,111
Flow-through premium liability (Note 12)		2,477,517
Total Liabilities	11,136,912	4,418,628
Equity
Share capital (Note 13)	77,937,237	50,127,974
Share-based payments reserve (Note 15)	1,997,336	1,917,719
Accumulated deficit	(28,905,495)	(26,548,238)
Total Shareholders’ Equity	51,029,078	25,497,455
Total Liabilities and Equity	$ 62,165,990	$ 29,916,083